Note 4 - Receivables - Summary of Receivables (Details) - AUD ($)	Dec. 31, 2021	Dec. 13, 2021	Dec. 31, 2020
Receivables		$ 476,164	$ 73,073
Allowance for credit losses		0	0
Accounts Receivable, after Allowance for Credit Loss, Current, Total	$ 476,164	$ 476,164	$ 73,073